Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments

The summary information of the CIBC Subscription Facility is as follows:

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Borrowing interest expense	$—	$2,271	$—	$5,450
Facility unused commitment fees	—	6	—	19
Amortization of deferred financing costs	—	327	—	1,125
Total	$—	$2,604	$—	$6,594
Weighted average interest rate (excluding unused fees and financing costs)	—%	3.76%	—%	2.57%
Weighted average outstanding balance	$—	$236,491	$—	$279,562

The summary information of the BNP Funding Facility is as follows:

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Borrowing interest expense	$6,904	$4,517	$20,862	$10,665
Facility unused commitment fees	209	128	455	209
Amortization of deferred financing costs	297	289	840	855
Total	$7,410	$4,934	$22,157	$11,729
Weighted average interest rate (excluding unused fees and financing costs)	7.77%	4.57%	7.34%	3.37%
Weighted average outstanding balance	$347,446	$386,962	$374,927	$417,700

The summary information of the Truist Credit Facility is as follows:

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Borrowing interest expense	$10,613	$4,018	$27,086	$7,485
Facility unused commitment fees	531	568	1,723	1,863
Amortization of deferred financing costs	518	267	1,473	905
Total	$11,662	$4,853	$30,282	$10,253
Weighted average interest rate (excluding unused fees and financing costs)	7.26%	4.05%	6.91%	3.05%
Weighted average outstanding balance	$572,225	$388,313	$516,745	$323,300

The summary information of 2027 Notes is as follows:

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Borrowing interest expense	$4,781	$4,781	$14,344	$12,219
Accretion of original issuance discount	54	54	160	136
Amortization of debt issuance costs	283	279	839	704
Total	$5,118	$5,114	$15,343	$13,059
Stated interest rate	4.50%	4.50%	4.50%	4.50%

The summary information of 2025 Notes is as follows:

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Borrowing interest expense	$5,191	$1,038	$15,572	$1,038
Amortization of debt issuance costs	305	58	906	58
Total	$5,496	$1,096	$16,478	$1,096
Stated interest rate	7.55%	7.55%	7.55%	7.55%

The Company’s debt obligations were as follows. Unused debt capacity of credit facilities were subject to certain borrowing base restrictions:

	September 30, 2023			December 31, 2022
	Aggregate			Aggregate
	Principal	Outstanding	Unused	Principal	Outstanding	Unused
	Committed	Principal	Portion	Committed	Principal	Portion
CIBC Subscription Facility(1)	$—	$—	$—	$—	$—	$—
BNP Funding Facility	600,000	345,000	255,000	600,000	400,000	200,000
Truist Credit Facility(2)(3)	1,120,000	680,252	438,498	975,000	432,254	538,521
2027 Notes(4)	425,000	425,000	—	425,000	425,000	—
2025 Notes(4)	275,000	275,000	—	275,000	275,000	—
Total	$2,420,000	$1,725,252	$693,498	$2,275,000	$1,532,254	$738,521
(1)	The CIBC Subscription Facility matured and was fully paid off as of December 31, 2022.
(2)	As of September 30, 2023 and December 31, 2022, a letter of credit of $1,250 and $4,225, respectively, was outstanding, which reduced the unused availability under the Truist Credit Facility by the same amount.
(3)	Under the Truist Credit Facility, the Company may borrow in U.S. dollars or certain other permitted currencies. As of September 30, 2023 and December 31, 2022, the Company had borrowings denominated in Euros (EUR) of 238.
(4)	As of September 30, 2023, the carrying value of the Company’s 2027 Notes and 2025 Notes were presented on the Consolidated Statements of Assets and Liabilities net of unamortized debt issuance costs of $3,782 and $2,370, and unamortized original issuance discount of $721 and $0, respectively.

The summary information of the CIBC Subscription Facility is as follows:

	For the Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020
Borrowing interest expense	$8,312	$6,379	$2,247
Facility unused commitment fees	26	92	406
Amortization of deferred financing costs	1,347	1,375	1,072
Total	$9,685	$7,846	$3,725
Weighted average interest rate (excluding unused fees and financing costs)	3.13%	1.77%	1.93%
Weighted average outstanding balance	$262,184	$354,810	$114,431

The summary information of the BNP Funding Facility is as follows:

	For the Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020
Borrowing interest expense	$15,376	$8,559	$—
Facility unused commitment fees	507	69	—
Amortization of deferred financing costs	1,145	1,073	147
Total	$17,028	$9,701	$147
Weighted average interest rate (excluding unused fees and financing costs)	3.90%	2.48%	—%
Weighted average outstanding balance	$389,216	$340,437	$—

The summary information of the Truist Credit Facility is as follows:

	For the Year Ended	From July 16, 2021 to
	December 31, 2022	December 31, 2021
Borrowing interest expense	$11,959	$2,145
Facility unused commitment fees	2,487	858
Amortization of deferred financing costs	1,243	465
Total	$15,689	$3,468
Weighted average interest rate (excluding unused fees and financing costs)	3.68%	2.09%
Weighted average outstanding balance	$320,955	$218,189

The summary information of 2027 Notes is as follows:

For the year ended December 31, 2022
Borrowing interest expense	$17,000
Accretion of original issuance discount	190
Amortization of debt issuance costs	996
Total	$18,186
Stated interest rate	4.50%

The summary information of 2025 Notes is as follows:

For the year ended December 31, 2022
Borrowing interest expense	$6,229
Amortization of debt issuance costs	365
Total	$6,594
Stated interest rate	7.55%

The Company’s debt obligations were as follows. Unused debt capacity of credit facilities were subject to certain borrowing base restrictions:

	December 31, 2022			December 31, 2021
	Aggregate			Aggregate
	Principal	Outstanding	Unused	Principal	Outstanding	Unused
	Committed	Principal	Portion	Committed	Principal	Portion
CIBC Subscription Facility(1)	$—	$—	$—	$400,000	$310,350	$89,650
BNP Funding Facility	600,000	400,000	200,000	600,000	463,500	136,500
Truist Credit Facility(2)(3)	975,000	432,254	538,521	975,000	476,000	499,000
2027 Notes(4)	425,000	425,000	—	—	—	—
2025 Notes(4)	275,000	275,000	—	—	—	—
Total	$2,275,000	$1,532,254	$738,521	$1,975,000	$1,249,850	$725,150
(1)	The CIBC Subscription Facility matured on December 31, 2022 and was fully paid off.
(2)	As of December 31, 2022, $4,225 letter of credit was outstanding, which reduced the unused availability under the Truist Credit Facility of the same amount. As of December 31, 2021, no letter of credit was outstanding.
(3)	Under the Truist Credit Facility, the Company may borrow in U.S. dollars or certain other permitted currencies. As of December 31, 2022, the Company had borrowings denominated in Euros (EUR) of 238. As of December 31, 2021, the Company did not have any borrowings denominated in Euros (EUR) or other permitted currencies.
(4)	The carrying value of the Company’s 2027 Notes and 2025 Notes were presented on the Consolidated Statements of Assets and Liabilities net of unamortized debt issuance costs of $4,622 and $3,277, and unamortized original issuance discount of $881 and $—, respectively.